Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Insider Trading Policy

Our Board of Directors has not adopted a written insider trading policy that governs the purchase, sale or other disposition of our securities by the Company, our directors, officers and employees that is reasonably designed to promote compliance with insider trading laws, rules and regulations, and any applicable NYSE American listing standards. The Board of Directors intends to adopt an insider trading policy during 2025. While the Company does not currently have a written insider trading policy, it is the Company’s policy to comply, and to seek to enforce compliance by its directors, officers and employees, with insider trading laws, rules and regulations, and any applicable NYSE American listing standards, when engaging in transactions in the Company’s securities.